Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Cost of property plant and equipment, beginning of period	$ 6,819	$ 4,657
Accumulated depreciation of property plant and equipment, beginning of period	2,883	1,363
Transfers from E&E (Note 10)	9,091
Additions	194,621	2,162
Disposals	(365)
Depreciation for the year	1,479	1,520
Disposals	(278)
Cost of property plant and equipment, end of period	210,166	6,819
Accumulated depreciation of property plant and equipment, end of period	4,084	2,883
Total property, plant and equipment	206,082	3,936	$ 3,294
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of property plant and equipment, beginning of period	3,378	2,720
Accumulated depreciation of property plant and equipment, beginning of period	1,024	305
Additions	549	658
Disposals	(275)
Depreciation for the year	807	719
Disposals	(188)
Cost of property plant and equipment, end of period	3,652	3,378
Accumulated depreciation of property plant and equipment, end of period	1,643	1,024
Total property, plant and equipment	2,009	2,354	2,415
Thacker Pass Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from E&E (Note 10)	(9,091)
Additions	193,728
Cost of property plant and equipment, end of period	202,819
Total property, plant and equipment	202,819
Equipment and machinery [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of property plant and equipment, beginning of period	2,740	1,475
Accumulated depreciation of property plant and equipment, beginning of period	1,644	900
Additions	210	1,265
Depreciation for the year	587	744
Cost of property plant and equipment, end of period	2,950	2,740
Accumulated depreciation of property plant and equipment, end of period	2,231	1,644
Total property, plant and equipment	719	1,096	575
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of property plant and equipment, beginning of period	701	462
Accumulated depreciation of property plant and equipment, beginning of period	215	158
Additions	134	239
Disposals	(90)
Depreciation for the year	85	57
Disposals	(90)
Cost of property plant and equipment, end of period	745	701
Accumulated depreciation of property plant and equipment, end of period	210	215
Total property, plant and equipment	$ 535	$ 486	$ 304